APPROPRIATED RESERVES (Details) - COP ($) $ in Millions	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2019
APPROPRIATED RESERVES
Total Appropriated reserves	$ 13,830,604		$ 10,413,092
Appropriation of net income
APPROPRIATED RESERVES
Total Appropriated reserves	13,406,195		9,406,792
Legal reserves
APPROPRIATED RESERVES
Total Appropriated reserves		$ 4,095,736
Legal reserves | Bancolombia Panama S.A.
APPROPRIATED RESERVES
Total Appropriated reserves		2,076,820
Legal reserves | Bancolombia S.A.
APPROPRIATED RESERVES
Total Appropriated reserves		1,290,826
Legal reserves | Banistmo
APPROPRIATED RESERVES
Total Appropriated reserves		$ 728,089
Others
APPROPRIATED RESERVES
Total Appropriated reserves	$ 424,409		$ 1,006,300